Accounting policies ( Policies)	12 Months Ended
Dec. 31, 2019
Accounting policies
Presentation of accounts

1. Presentation of accounts

The accounts, set out on pages 198 to 266, including these accounting policies on pages 204 to 208, and the audited sections of the Financial review: Capital and risk management on pages 114 to 191, are prepared on a going concern basis (see the Report of the directors, page 110) and in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) and interpretations as issued by the IFRS Interpretations Committee of the IASB and adopted by the European Union (EU) (together IFRS). The significant accounting policies and related judgments are set out below.

The Royal Bank of Scotland Group plc (RBSG plc) is incorporated in the UK and registered in Scotland. Its accounts are presented in accordance with the Companies Act 2006.

The accounts are presented in the functional currency, pounds sterling.

With the exception of certain financial instruments as described in Accounting policies 12 and 20 and investment property, the accounts are presented on a historical cost basis.

Accounting policy changes effective 1 January 2019

Adoption of IFRS 16

Refer to Accounting policy 9 and Note 22 for details of the adoption of IFRS 16.

Other amendments to IFRS

IAS 12 ‘Income taxes’ was revised with effect from 1 January 2019. The income statement now includes any tax relief on the servicing cost of instruments classified as equity. Relief of £67 million was recognised in the statement of changes in equity for the year ended 31 December 2018; this and prior years have been restated.

IAS 19 ‘Employee Benefits’ was amended by the IASB in February 2018 to clarify the need to update assumptions whenever there is a plan amendment, curtailment or settlement. This amendment has not affected the accounts.

Presentation of interest in suspense recoveries - In March 2019 the IFRS Interpretations Committee (IFRIC) issued an agenda decision on the presentation of unrecognised interest when a credit-impaired financial asset (commonly referred to as a ‘Stage 3’ financial asset) is subsequently paid in full or is no longer credit-impaired. This concluded that the difference arising from the additional interest recovered must be recognised as a reversal of impairment rather than within interest revenue. This affects both recognition and the reversal of the expected credit loss (ECL) allowance.

RBS Group changed its accounting policy in line with the IFRIC decision. Hence, the gross carrying amount of the financial assets within the scope of the provisions of the decision, as well as the associated ECL allowance on the balance sheet have been adjusted by £460 million and the comparative period restated by £455 million with no effect on equity. The coverage ratio for the current and comparative periods have been adjusted and restated accordingly.

In addition, until 1 January 2019, interest in suspense recoveries were presented as a component of interest receivable within Net interest income. From 1 January 2019 interest in suspense recoveries are presented within Impairment losses and amounted to £64 million for the year ended 31 December 2019. Comparatives have not been restated on the grounds of materiality.

IAS 39 ‘Financial Instruments: Recognition and Measurement’, IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’ - In September 2019, the IASB published amendments to address the issues arising from the replacement of existing IBOR based interest rate benchmarks with alternative nearly risk-free interest rates (RFRs) in the context of hedge accounting. These amendments allow hedging relationships affected by the IBOR reform to be accounted for as continuing hedges. RBS has early adopted these amendments for the annual reporting period ending on 31 December 2019.

The amendments provide relief on key areas of hedge accounting most notably the hedge effectiveness assessment and the ability to identify LIBOR-based cash flows for the purpose of designation (re-designation) during the period of the Reform. Additional disclosures are shown in Note 10.

IFRIC decision - Disclosure of change in liabilities arising from financing activities (IAS 7 statement of cash flows) – Following the IFRIC decision on how changes in liabilities should be presented in the cash flow statement, RBS has revised its presentation of financing activities and applied this to the cash flow statement.

Basis of consolidation

2. Basis of consolidation

The consolidated accounts incorporate the financial statements of RBSG plc and entities (including certain structured entities) that give access to variable returns and that are controlled by RBS Group. Control is assessed by reference to our ability to enforce our will on the other entity, typically through voting rights.

All intergroup balances, transactions, income and expenses are eliminated on consolidation. The consolidated accounts are prepared under uniform accounting policies.

Revenue recognition

3. Revenue recognition

Interest income or expense relates to financial instruments measured at amortised cost and debt instruments classified as fair value through OCI using the effective interest rate method, the effective part of any related accounting hedging instruments, and finance lease income recognised at a constant periodic rate of return before tax on the net investment on the lease. Negative effective interest accruing to financial assets is presented in interest payable.

Other interest relating to financial instruments measured at fair value is recognised as part of the movement in fair value.

Fees in respect of services are recognised as the right to consideration accrues through the performance of each distinct service obligation to the customer. The arrangements are generally contractual and the cost of providing the service is incurred as the service is rendered. The price is usually fixed and always determinable.

Assets held for sale and discontinued operations

4. Assets held for sale

A non-current asset (or disposal group) is classified as held for sale if RBS Group will recover its carrying amount principally through a sale transaction rather than through continuing use and is measured at the lower of its carrying amount or fair value less cost to sell.

Employee benefits

5. Employee benefits

Short-term employee benefits, such as salaries, paid absences, and other benefits are accounted for on an accruals basis over the period in which the employees provide the related services. Employees may receive variable compensation satisfied by cash, by debt instruments issued by RBS Group or by RBSG plc shares. RBS Group operates a number of share-based compensation schemes under which it awards RBSG plc shares and share options to its employees. Such awards are generally subject to vesting conditions. Variable compensation that is settled in cash or debt instruments is charged to profit or loss on a straight-line basis over the vesting period, taking account of forfeiture and clawback criteria.

Contributions to defined contribution pension schemes are recognised in profit or loss as employee service costs accrue.

For defined benefit pension schemes, the net of the recognisable scheme assets and obligations is reported in the balance sheet. The defined benefit obligation is measured on an actuarial basis. The charge to profit or loss for pension costs (mainly the service cost and the net interest on the net defined benefit asset or liability) is recognised in operating expenses.

Actuarial gains and losses (i.e. gains and/or losses on re-measuring the net defined benefit asset or liability) are recognised in other comprehensive income in full in the period in which they arise. The difference between scheme assets and scheme liabilities, the net defined benefit asset or liability, is recognised in the balance sheet subject to the asset celling test which requires the net defined benefit surplus to be limited to the present value of any economic benefits available to RBS Group in the form of refunds from the plan or reduced contributions to it.

Intangible assets and goodwill

6. Intangible assets and goodwill

Intangible assets acquired by RBS Group are stated at cost less accumulated amortisation and impairment losses. Amortisation is charged to profit or loss over the assets’ estimated useful economic lives using methods that best reflect the pattern of economic benefits and is included in Depreciation and amortisation. These estimated useful economic lives are:

Computer software	3 to 12 years
Other acquired intangibles	5 to 10 years

Expenditure on internally generated goodwill and brands is written-off as incurred. Direct costs relating to the development of internal-use computer software are capitalised once technical feasibility and economic viability have been established. These costs include payroll, the costs of materials and services, and directly attributable overheads. Capitalisation of costs ceases when the software is capable of operating as intended. During and after development, accumulated costs are reviewed for impairment against the benefits that the software is expected to generate. Costs incurred prior to the establishment of technical feasibility and economic viability are expensed as incurred, as are all training costs and general overheads. The costs of licences to use computer software that are expected to generate economic benefits beyond one year are also capitalised.

Goodwill on the acquisition of a subsidiary is the excess of the fair value of the consideration transferred, the fair value of any existing interest in the subsidiary and the amount of any non-controlling interest measured either at fair value or at its share of the subsidiary’s net assets over the net fair value of the subsidiary’s identifiable assets, liabilities and contingent liabilities.

Goodwill is measured at initial cost less any subsequent impairment losses. The gain or loss on the disposal of a subsidiary includes the carrying value of any related goodwill.

Impairment of intangible assets, right of use and property, plant and equipment

7. Impairment of intangible assets, rights of use and property, plant and equipment

At each balance sheet date, RBS Group assesses whether there is any indication that its intangible assets, rights of use or property, plant and equipment are impaired. If any such indication exists, RBS Group estimates the recoverable amount of the asset and the impairment loss, if any. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

The recoverable amount of an asset that does not generate cash flows that are independent from those of other assets or groups of assets, is determined as part of the cash-generating unit to which the asset belongs. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to each of RBS Group’s cash-generating units or groups of cash-generating units expected to benefit from the combination. The recoverable amount of an asset or cash-generating unit is the higher of its fair value less cost to sell or its value in use. Value in use is the present value of future cash flows from the asset or cash-generating unit discounted at a rate that reflects market interest rates adjusted for risks specific to the asset or cash-generating unit that have not been taken into account in estimating future cash flows.

An impairment loss is recognised if the recoverable amount of an intangible or tangible asset is less than its carrying value. The carrying value of the asset is reduced by the amount of the loss and a charge recognised in profit or loss. A reversal of an impairment loss on intangible assets (excluding goodwill) or property, plant and equipment can be recognised when an increase in service potential arises provided the increased carrying value is not greater than it would have been had no impairment loss been recognised. Impairment losses on goodwill are not reversed.

Foreign currencies

8. Foreign currencies

Transactions in foreign currencies are recorded in the functional currency at the foreign exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the relevant functional currency at the foreign exchange rates ruling at the balance sheet date. Foreign exchange differences arising on the settlement of foreign currency transactions and from the translation of monetary assets and liabilities are reported in income from trading activities except for differences arising on cash flow hedges and hedges of net investments in foreign operations (see Accounting policy 20).

Non-monetary items denominated in foreign currencies that are stated at fair value are translated into the relevant functional currency at the foreign exchange rates ruling at the dates the values are determined. Translation differences arising on non-monetary items measured at fair value are recognised in profit or loss except for differences arising on non-monetary financial assets classified as fair value through OCI, for example equity shares, which are recognised in other comprehensive income unless the asset is the hedged item in a fair value hedge.

Assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into sterling at foreign exchange rates ruling at the balance sheet date. Income and expenses of foreign operations are translated into sterling at average exchange rates unless these do not approximate to the foreign exchange rates ruling at the dates of the transactions. Foreign exchange differences arising on the translation of a foreign operation are recognised in other comprehensive income. The amount accumulated in equity is reclassified from equity to profit or loss on disposal of a foreign operation.

Leases

9. Leases

RBS Group has adopted IFRS 16 ‘Leases’ with effect from 1 January 2019, replacing IAS 17 ‘Leases’. RBS Group has applied IFRS 16 on a modified retrospective basis without restating prior years. The effect is set out in Note 22.

As lessor

Finance lease contracts are those which transfer substantially all the risks and rewards of ownership of an asset to a customer. All other contracts with customers to lease assets are classified as operating leases.

Loans to customers include finance lease receivables measured at the net investment in the lease, comprising the minimum lease payments and any unguaranteed residual value discounted at the interest rate implicit in the lease. Interest receivable includes finance lease income recognised at a constant periodic rate of return before tax on the net investment. Unguaranteed residual values are subject to regular review; if there is a reduction in their value, income allocation is revised and any reduction in respect of amounts accrued is recognised immediately.

Rental income from operating leases is recognised in other operating income on a straight-line basis over the lease term unless another systematic basis better represents the time pattern of the asset’s use. Operating lease assets are included within Property, plant and equipment and depreciated over their useful lives.

As lessee

On entering a new lease contract, RBS Group recognises a right of use asset and a lease liability to pay future rentals. The liability is measured at the present value of future lease payments discounted at the applicable incremental borrowing rate. The right of use asset is depreciated over the shorter of the term of the lease and the useful economic life, subject to review for impairment.

Short term and low value leased assets are expensed on a systematic basis.

Provisions

10. Provisions and contingent liabilities

RBS Group recognises a provision for a present obligation resulting from a past event when it is more likely than not that it will be required to transfer economic benefits to settle the obligation and the amount of the obligation can be estimated reliably.

Provision is made for restructuring costs, including the costs of redundancy, when RBS Group has a constructive obligation to restructure. An obligation exists when RBS Group has a detailed formal plan for the restructuring and has raised a valid expectation in those affected by starting to implement the plan or by announcing its main features.

RBS Group recognises any onerous cost of the present obligation under a contract as a provision. An onerous cost is the unavoidable cost of meeting RBS Group’s contractual obligations that exceed the expected economic benefits. When RBS Group vacates a leasehold property, the right of use asset would be tested for impairment and a provision may be recognised for the ancillary occupancy costs, such as rates.

Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by uncertain future events, or present obligations arising from past events that are not recognised because either an outflow of economic benefits is not probable or the amount of the obligation cannot be reliably measured. Contingent liabilities are not recognised but information about them is disclosed unless the possibility of any outflow of economic benefits in settlement is remote.

Tax

11. Tax

Income tax expense or income, comprising current tax and deferred tax, is recorded in the income statement except income tax on items recognised outside profit or loss which is credited or charged to other comprehensive income. The tax consequences of servicing equity instruments are recognised in the income statement.

Current tax is income tax payable or recoverable in respect of the taxable profit or loss for the year arising in profit or loss, other comprehensive income or equity. Provision is made for current tax at rates enacted, or substantively enacted, at the balance sheet date.

Deferred tax is the tax expected to be payable or recoverable in respect of temporary differences between the carrying amount of an asset or liability for accounting purposes and its carrying amount for tax purposes. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent their recovery is probable.

Deferred tax is not recognised on temporary differences that arise from initial recognition of an asset or a liability in a transaction (other than a business combination) that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is calculated using tax rates expected to apply in the periods when the assets will be realised or the liabilities settled, based on tax rates and laws enacted, or substantively enacted, at the balance sheet date.

Deferred tax assets and liabilities are offset where RBS Group has a legally enforceable right to offset and where they relate to income taxes levied by the same taxation authority either on an individual RBS Group company or on RBS Group companies in the same tax group that intend, in future periods, to settle current tax liabilities and assets on a net basis or on a gross basis simultaneously.

Accounting for taxes is judgmental and carries a degree of uncertainty because tax law is subject to interpretation, which might be questioned by the relevant tax authority. RBS Group recognises the most likely current and deferred tax liability or asset, assessed for uncertainty using consistent judgments and estimates. Current and deferred tax assets are only recognised where their recovery is deemed probable, and current and deferred tax liabilities are recognised at the amount that represents the best estimate of the probable outcome having regard to their acceptance by the tax authorities.

Financial instruments

12. Financial instruments

Financial instruments are classified either by product, by business model or by reference to the IFRS default classification.

Classification by product relies on specific designation criteria which are applicable to certain classes of financial assets or circumstances where accounting mismatches would otherwise arise. Classification by business model reflects how RBS Group manages its financial assets to generate cash flows. A business model assessment determines if cash flows result from holding financial assets to collect the contractual cash flows, from selling those financial assets, or both.

The product classifications apply to financial assets that are either designated at fair value through profit or loss (DFV), or to equity investments designated as at fair value through other comprehensive income (FVOCI). Financial assets may also be irrevocably designated at fair value through profit or loss upon initial recognition if such designation eliminates, or significantly reduces, accounting mismatch. In all other instances, fair value through profit or loss (MFVTPL) is the default classification and measurement category for financial assets.

Regular way purchases of financial assets classified as amortised cost are recognised on the settlement date; all other regular way transactions in financial assets are recognised on the trade date.

Business model assessment of assets is made at portfolio level, being the level at which they are managed to achieve a predefined business objective. This is expected to result in the most consistent classification of assets because it aligns with the stated objectives of the portfolio, its risk management, manager’s remuneration and the ability to monitor sales of assets from a portfolio.

Most financial assets are within ‘held to collect’ business models, and have contractual cash flows that comprise solely payments of principal and interest and therefore measured at amortised cost. Certain financial assets are managed under a business model of both ‘held to collect and sell’ and have contractual cash flows comprising solely of payments of principal and interest, and are measured at fair value through other comprehensive income (‘FVOCI’).

The contractual terms of a facility; any leverage features; prepayment and extension terms; and triggers that might reset the effective rate of interest; are considered in determining whether cash flows comprise solely payments of principal and interest.

All financial instruments are measured at fair value on initial recognition.

All liabilities not subsequently measured at fair value are measured at amortised cost.

Impairment

13. Impairment: expected credit losses

At each balance sheet date each financial asset or portfolio of loans measured at amortised cost or at fair value through other comprehensive income, issued financial guarantee and loan commitment is assessed for impairment and presented as impairments in the income statement. Loss allowances are forward-looking, based on 12 month expected credit losses where there has not been a significant increase in credit risk rating, otherwise allowances are based on lifetime expected losses.

Expected credit losses are a probability-weighted estimate of credit losses. The probability is determined by the risk of default which is applied to the cash flow estimates. In the absence of a change in credit rating, allowances are recognised when there is a reduction in the net present value of expected cash flows. On a significant increase in credit risk, allowances are recognised without a change in the expected cash flows, although typically expected cash flows do change also; and expected credit losses are adjusted from 12 month to lifetime expectations.

Judgement is exercised as follows:

•	Models – in certain low default portfolios, Basel parameter estimates are also applied for IFRS 9.
•

Non-modelled portfolios, mainly in Private Banking, RBSI and Lombard, use a standardised capital requirement under Basel II. Under IFRS 9, they have bespoke treatments for the identification of significant increase in credit risk. Benchmark PDs, EADs and LGDs are reviewed annually for appropriateness. The ECL calculation is based on expected future cash flows, which is typically applied at a portfolio level.

•

Multiple economic scenarios (MES) – the central, or base, scenario is most critical to the ECL calculation, independent of the method used to generate a range of alternative outcomes and their probabilities.

•

Significant increase in credit risk - IFRS 9 requires that at each reporting date, an entity shall assess whether the credit risk on an account has increased significantly since initial recognition. Part of this assessment requires a comparison to be made between the current lifetime PD (i.e. the current probability of default over the remaining lifetime) with the equivalent lifetime PD as determined at the date of initial recognition.

On restructuring a financial asset without causing derecognition of the original asset, the revised cash flows are used in re-estimating the credit loss. Where restructuring causes derecognition of the original financial asset, the fair value of the replacement asset is used as the closing cash flow of the original asset.

Where, in the course of the orderly realisation of a loan, it is exchanged for equity shares or property, the exchange is accounted for as the sale of the loan and the acquisition of equity securities or investment property. Where RBS Group’s interest in equity shares following the exchange is such that RBS Group controls an entity, that entity is consolidated.

Impaired loans are written off and therefore derecognised from the balance sheet when RBS Group concludes that there is no longer any realistic prospect of recovery of part, or all, of the loan. For loans that are individually assessed for impairment, the timing of the write off is determined on a case by case basis. Such loans are reviewed regularly and write off will be prompted by bankruptcy, insolvency, renegotiation and similar events.

The typical time frames from initial impairment to write off for RBS Group’s collectively-assessed portfolios are:

•	Retail mortgages: write off usually occurs within five years, or when an account is closed, if earlier.
•	Credit cards: the irrecoverable amount is written off after 12 months; three years later any remaining amounts outstanding are written off.
•	Overdrafts and other unsecured loans: write off occurs within six years
•	Commercial loans: write offs are determined in the light of individual circumstances; the period does not exceed five years.
•	Business loans are generally written off within five years.

Financial guarantee contracts

14. Financial guarantee contracts

Under a financial guarantee contract, RBS Group, in return for a fee, undertakes to meet a customer’s obligations under the terms of a debt instrument if the customer fails to do so. A financial guarantee is recognised as a liability; initially at fair value and, if not designated as at fair value through profit or loss, subsequently at the higher of its initial value less cumulative amortisation and any provision under the contract measured in accordance with Accounting policy 13. Amortisation is calculated so as to recognise fees receivable in profit or loss over the period of the guarantee.

Loan commitments

15. Loan commitments

Provision is made for expected credit loss on loan commitments, other than those classified as held-for-trading. Syndicated loan commitments in excess of the level of lending under the commitment approved for retention by RBS Group are classified as held-for-trading and measured at fair value through profit or loss.

Derecognition

16. Derecognition

A financial asset is derecognised when the contractual right to receive cash flows from the asset has expired or when it has been transferred and the transfer qualifies for derecognition. Conversely, an asset is not derecognised by a contract under which RBS Group retains substantially all the risks and rewards of ownership. If substantially all the risks and rewards have been neither retained nor transferred, RBS Group does not derecognise an asset over which it has retained control but limits its recognition to the extent of its continuing involvement.

A financial liability is removed from the balance sheet when the obligation is discharged, or is cancelled, or expires.

Sale and repurchase transactions

17. Sale and repurchase transactions

Securities subject to a sale and repurchase agreement under which substantially all the risks and rewards of ownership are retained by RBS Group continue to be shown on the balance sheet and the sale proceeds recorded as a financial liability. Securities acquired in a reverse sale and repurchase transaction under which RBS Group is not exposed to substantially all the risks and rewards of ownership are not recognised on the balance sheet and the consideration paid is recorded as a financial asset. Sale and repurchase transactions that are not accounted for at fair value through profit or loss are measured at amortised cost. The difference between the consideration paid or received and the repurchase or resale price is treated as interest and recognised in interest income or interest expense over the life of the transaction.

Netting

18. Netting

Financial assets and financial liabilities are offset and the net amount presented in the balance sheet when, and only when, RBS Group currently has a legally enforceable right to set off the recognised amounts and it intends either to settle on a net basis or to realise the asset and settle the liability simultaneously. RBS Group is party to a number of arrangements, including master netting agreements, that give it the right to offset financial assets and financial liabilities, but where it does not intend to settle the amounts net or simultaneously, the assets and liabilities concerned are presented gross.

Capital instruments

19. Capital instruments

RBS Group classifies a financial instrument that it issues as a liability if it is a contractual obligation to deliver cash or another financial asset, or to exchange financial assets or financial liabilities on potentially unfavourable terms and as equity if it evidences a residual interest in the assets of RBS Group after the deduction of liabilities. The components of a compound financial instrument issued by RBS Group are classified and accounted for separately as financial assets, financial liabilities or equity as appropriate. Incremental costs and related tax that are directly attributable to an equity transaction are deducted from equity.

The consideration for any ordinary shares of RBSG plc purchased by RBS Group (treasury shares) is deducted from equity. On the cancellation of treasury shares their nominal value is removed from equity and any excess of consideration over nominal value is treated in accordance with the capital maintenance provisions of the Companies Act 2006.

On the sale or re-issue of treasury shares the consideration received and related tax are credited to equity, net of any directly attributable incremental costs.

Derivatives and hedging

20. Derivatives and hedging

Derivative financial instruments are initially recognised, and subsequently measured, at fair value. RBS Group’s approach to determining the fair value of financial instruments is set out in the Critical accounting policies section and key sources of estimation uncertainty entitled Fair value - financial instruments; further details are given in Notes 10 and 12 on the accounts.

A derivative embedded in a financial liability contract is accounted for as a stand-alone derivative if its economic characteristics are not closely related to the economic characteristics of the host contract; unless the entire contract is measured at fair value with changes in fair value recognised in profit or loss.

Gains and losses arising from changes in the fair value of derivatives that are not the hedging instrument in a qualifying hedge are recognised as they arise in profit or loss. Gains and losses are recorded in Income from trading activities except for gains and losses on those derivatives that are managed together with financial instruments designated at fair value; these gains and losses are included in Other operating income. RBS Group enters into three types of hedge relationship: hedges of changes in the fair value of a recognised asset or liability or unrecognised firm commitment (fair value hedges); hedges of the variability in cash flows from a recognised asset or liability or a highly probable forecast transaction (cash flow hedges); and hedges of the net investment in a foreign operation (net investment hedges).

Hedge relationships are formally designated and documented at inception in line with the requirements of IAS 39 Financial instruments - Recognition and measurement. The documentation identifies the hedged item, the hedging instrument and details of the risk that is being hedged and the way in which effectiveness will be assessed at inception and during the period of the hedge. If the hedge is not highly effective in offsetting changes in fair values or cash flows attributable to the hedged risk, consistent with the documented risk management strategy, hedge accounting is discontinued. Hedge accounting is also discontinued if RBS Group revokes the designation of a hedge relationship.

Fair value hedge - in a fair value hedge, the gain or loss on the hedging instrument is recognised in profit or loss. The gain or loss on the hedged item attributable to the hedged risk is recognised in profit or loss and, where the hedged item is measured at amortised cost, adjusts the carrying amount of the hedged item. Hedge accounting is discontinued if the hedge no longer meets the criteria for hedge accounting; or if the hedging instrument expires or is sold, terminated or exercised; or if hedge designation is revoked. If the hedged item is one for which the effective interest rate method is used, any cumulative adjustment is amortised to profit or loss over the life of the hedged item using a recalculated effective interest rate.

Cash flow hedge - in a cash flow hedge, the effective portion of the gain or loss on the hedging instrument is recognised in other comprehensive income and the ineffective portion in profit or loss. When the forecast transaction results in the recognition of a financial asset or financial liability, the cumulative gain or loss is reclassified from equity to profit or loss in the same periods in which the hedged forecast cash flows affect profit or loss. Otherwise the cumulative gain or loss is removed from equity and recognised in profit or loss at the same time as the hedged transaction. Hedge accounting is discontinued if the hedge no longer meets the criteria for hedge accounting; if the hedging instrument expires or is sold, terminated or exercised; if the forecast transaction is no longer expected to occur; or if hedge designation is revoked. On the discontinuation of hedge accounting (except where a forecast transaction is no longer expected to occur), the cumulative unrealised gain or loss is reclassified from equity to profit or loss when the hedged cash flows occur or, if the forecast transaction results in the recognition of a financial asset or financial liability, when the hedged forecast cash flows affect profit or loss. Where a forecast transaction is no longer expected to occur, the cumulative unrealised gain or loss is reclassified from equity to profit or loss immediately.

Hedge of net investment in a foreign operation - In the hedge of a net investment in a foreign operation, the portion of foreign exchange differences arising on the hedging instrument determined to be an effective hedge is recognised in other comprehensive income. Any ineffective portion is recognised in profit or loss. Non-derivative financial liabilities as well as derivatives may be the hedging instrument in a net investment hedge. On disposal or partial disposal of a foreign operation, the amount accumulated in equity is reclassified from equity to profit or loss.

Associates and joint ventures

21. Associates and joint ventures

An associate is an entity over which RBS Group has significant influence. A joint venture is one which it controls jointly with other parties. Investments in associates and interests in joint ventures are recognised using the equity method. They are stated initially at cost, including attributable goodwill, and subsequently adjusted for post-acquisition changes in RBS Group’s share of net assets.

Cash and cash equivalents

22. Cash and cash equivalents

In the cash flow statement, cash and cash equivalents comprises cash and deposits with banks with an original maturity of less than three months together with short-term highly liquid investments that are readily convertible to known amounts of cash and subject to insignificant risk of change in value.

Shares in Group entities	23. Shares in Group entities RBSG plc’s investments in its subsidiaries are stated at cost less any impairment.
Critical accounting policies and key sources of estimation uncertainty

Critical accounting policies and key sources of estimation uncertainty

The reported results of RBS Group are sensitive to the accounting policies, assumptions and estimates that underlie the preparation of its financial statements. UK company law and IFRS require the directors, in preparing RBS Group's financial statements, to select suitable accounting policies, apply them consistently and make judgements and estimates that are reasonable and prudent. In the absence of an applicable standard or interpretation, IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’, requires management to develop and apply an accounting policy that results in relevant and reliable information in the light of the requirements and guidance in IFRS dealing with similar and related issues and the IASB's ’Conceptual Framework for Financial Reporting’. The judgements and assumptions involved in RBS Group's accounting policies that are considered by the Board to be the most important to the portrayal of its financial condition are discussed below. The use of estimates, assumptions or models that differ from those adopted by RBS Group would affect its reported results

Critical accounting policy	Note
Deferred tax	7
Fair value - financial instruments	12
Loan impairment provisions	14
Goodwill	16
Provisions for liabilities and charges	20

Future accounting developments

Future accounting developments

International Financial Reporting Standards

A number of IFRSs and amendments to IFRS were in issue at 31 December 2019 that would affect RBS Group from 1 January 2020 or later:

•

The amendments to IAS 1 ‘Presentation of Financial Statements’ and IAS 8 ‘Accounting Policy, Changes in Accounting Estimates and Errors’ on the definition of material were issued in October 2018 and are effective for annual periods beginning on or after 1 January 2020 with earlier application permitted. The amendments are aimed at improving the understanding of the existing requirements rather than to significantly impact current materiality judgements. They provide a new definition of material which shall be used to assess whether information, either individually or in combination with other information, is material in the context of the financial statements.

•

The amendments to IFRS 3 ‘Business Combinations’ which clarify the definition of a Business were issued in October 2018, are effective for annual reporting periods beginning on or after 1 January 2020 and apply prospectively with earlier application permitted. They clarify the minimum requirements for a business; remove the assessment of whether market participants are capable of replacing any missing elements; add guidance to help entities assess whether an acquired process is substantive; narrow the definitions of a business and of outputs; and introduce an optional fair value concentration test.

•

Effective in 2022 - IFRS 17 ‘Insurance contracts’ was issued in May 2017 to replace IFRS 4 and to establish a comprehensive standard for inceptors of insurance policies. The effective date is 1 January 2021, subject to IASB’s approval of a deferral until 1 January 2022.

RBS Group is assessing the effect of adopting these standards on its financial statements